Exhibit 99.1

Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	February 2016
Distribution Date	03/15/16
Transaction Month	11
30/360 Days	30
Actual/360 Days	28

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	March 20, 2015
Closing Date:	April 22, 2015

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,235,672,536.05	62,912	3.22%	59.18
Original Adj. Pool Balance:	$1,199,066,043.18

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$232,000,000.00	18.775%	0.33000%	April 15, 2016
Class A-2-A Notes	Fixed	$186,000,000.00	15.053%	0.69000%	April 16, 2018
Class A-2-B Notes	Floating	$230,000,000.00	18.613%	LIBOR + 0.22%	April 16, 2018
Class A-3 Notes	Fixed	$388,000,000.00	31.400%	1.12000%	November 15, 2019
Class A-4 Notes	Fixed	$75,520,000.00	6.112%	1.48000%	June 15, 2021
Class B Notes	Fixed	$21,580,000.00	1.746%	2.01000%	June 15, 2021
Class C Notes	Fixed	$35,970,000.00	2.911%	2.30000%	July 15, 2022
Total Securities		$1,169,070,000.00	94.610%

Overcollateralization		$29,996,043.18	2.428%
YSOA		$36,606,492.87	2.962%
Total Original Pool Balance		$1,235,672,536.05	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$135,416,449.56	0.7280454	$122,473,936.52	0.6584620	$12,942,513.04
Class A-2-B Notes	$167,450,448.38	0.7280454	$151,446,265.59	0.6584620	$16,004,182.80
Class A-3 Notes	$388,000,000.00	1.0000000	$388,000,000.00	1.0000000	$-
Class A-4 Notes	$75,520,000.00	1.0000000	$75,520,000.00	1.0000000	$-
Class B Notes	$21,580,000.00	1.0000000	$21,580,000.00	1.0000000	$-
Class C Notes	$35,970,000.00	1.0000000	$35,970,000.00	1.0000000	$-
Total Securities	$823,936,897.94	0.7047798	$794,990,202.10	0.6800193	$28,946,695.84

Weighted Avg. Coupon (WAC)	3.14%		3.13%
Weighted Avg. Remaining Maturity (WARM)	49.53		48.59
Pool Receivables Balance	$889,867,484.94		$859,924,202.57
Remaining Number of Receivables	54,453		53,704

Adjusted Pool Balance	$864,705,143.41		$835,758,447.57

III. COLLECTIONS

Principal:
Principal Collections	$28,257,688.09
Repurchased Contract Proceeds Related to Principal
Recoveries/Liquidation Proceeds	$795,377.43
Total Principal Collections	$29,053,065.52

Interest:
Interest Collections	$2,266,654.81
Late Fees & Other Charges	$55,707.72
Interest on Repurchase Principal
Total Interest Collections	$2,322,362.53

Collection Account Interest	$7,223.13
Reserve Account Interest	$844.46
Servicer Advances	$-

Total Collections	$31,383,495.64

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Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	February 2016
Distribution Date	03/15/16
Transaction Month	11
30/360 Days	30
Actual/360 Days	28

IV. DISTRIBUTIONS

Total Collections	$31,383,495.64
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$31,383,495.64

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$741,556.24	$-	$741,556.24	$741,556.24
Collection Account Interest					$7,223.13
Late Fees & Other Charges					$55,707.72
Total due to Servicer					$804,487.09

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2-A Notes		$77,864.46		$77,864.46
Class A-2-B Notes		$84,720.62		$84,720.62
Class A-3 Notes		$362,133.33		$362,133.33
Class A-4 Notes		$93,141.33		$93,141.33

Total Class A interest:		$617,859.74		$617,859.74	$617,859.74

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$36,146.50		$36,146.50	$36,146.50

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$68,942.50		$68,942.50	$68,942.50

Available Funds Remaining:					$29,856,059.81

7. Regular Principal Distribution Amount:					$28,946,695.84

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2-A Notes				$12,942,513.04
Class A-2-B Notes				$16,004,182.80
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$28,946,695.84		$28,946,695.84
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$28,946,695.84		$28,946,695.84

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					909,363.97

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$25,162,341.53
Beginning Period Amount	$25,162,341.53
Current Period Amortization	$996,586.53
Ending Period Required Amount	$24,165,755.00
Ending Period Amount	$24,165,755.00
Next Distribution Date Required Amount	$23,189,187.02

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Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	February 2016
Distribution Date	03/15/16
Transaction Month	11
30/360 Days	30
Actual/360 Days	28

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,997,665.11
Beginning Period Amount	$2,997,665.11
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,997,665.11
Ending Period Amount	$2,997,665.11

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.40%
Overcollateralization Floor	3.40%

	Beginning	Ending	Target
Overcollateralization Amount	$40,768,245.47	$40,768,245.47	$40,768,245.47
Overcollateralization as a % of Original Adjusted Pool	3.40%	3.40%	3.40%
Overcollateralization as a % of Current Adjusted Pool	4.71%	4.88%	4.88%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	99.10%	53,220	98.86%	$850,158,824.98
30 - 60 Days	0.70%	378	0.87%	$7,453,546.42
61 - 90 Days	0.15%	81	0.21%	$1,803,265.69
91-120 Days	0.05%	25	0.06%	$508,565.48
121 + Days	0.00%	0	0.00%	$-
Total		53,704		$859,924,202.57

Delinquent Receivables 30+ Days Past Due
Current Period	0.90%	484	1.14%	$9,765,377.59
1st Preceding Collection Period	1.25%	678	1.58%	$14,056,369.38
2nd Preceding Collection Period	1.25%	689	1.57%	$14,431,155.13
3rd Preceding Collection Period	1.10%	616	1.37%	$13,012,560.25
Four-Month Average	1.12%		1.41%

Repossession in Current Period		57		$1,310,002.43
Repossession Inventory		117		$893,507.97

Current Charge-Offs
Gross Principal of Charge-Offs				$1,685,594.28
Recoveries				$(795,377.43)
Net Loss				$890,216.85

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				1.20%

Average Pool Balance for Current Period				$874,895,843.75

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				1.22%
1st Preceding Collection Period				0.80%
2nd Preceding Collection Period				0.60%
3rd Preceding Collection Period				1.34%
Four-Month Average				0.99%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		100	767	$12,963,281.50
Recoveries		75	555	$(5,345,565.01)
Net Loss				$7,617,716.49
Cumulative Net Loss as a % of Initial Pool Balance				0.62%

Net Loss for Receivables that have experienced a Net Loss *		82	642	$7,625,294.12
Average Net Loss for Receivables that have experienced a Net Loss				$11,877.41

Principal Balance of Extensions				$3,676,521.66
Number of Extensions				163

* Excludes receivables with recovered amounts in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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